PREPAID EXPENSES	12 Months Ended
Mar. 31, 2011
PREPAID EXPENSES

Note 7          PREPAID EXPENSES

Prepaid expenses in the amount of 1,423 KUSD (previous year: 1,551 KUSD) represent a down payment toward a share of sales in a basic technology in the amount of 1,201 KUSD (previous year: 1,213 KUSD). Due to technical delays, the term of this license has been extended until June 30, 2014.